Inventories (Details of inventories) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Fuel (coal and oil) for power generation	¥ 7,304,783	¥ 8,150,398
Material and supplies	1,765,827	1,824,000
Gross amounts of inventories	9,070,610	9,974,398
Less: provision for inventory obsolescence	187,427	430,707	¥ 168,875
Total	¥ 8,883,183	¥ 9,543,691